Taxation - Summary of Other Tax Assets (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure Of Other Tax Assets [Line Items]
Withholding tax	R$ 217
Total	829
Current	690
Non-current	139
Social Integration Program [Member]
Disclosure Of Other Tax Assets [Line Items]
Total	272 [1]
Other [Member]
Disclosure Of Other Tax Assets [Line Items]
Total	R$ 340

[1]	Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS).